Income Taxes - Significant Components of Company's Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax computed at the federal statutory rate	$ (8,591)	$ (13,206)
State tax, net of federal tax benefit	(697)	(2,286)
Foreign tax	0	(114)
Permanent Items	(706)	(114)
Tax credits	(431)	(1,276)
Valuation allowance increase	(11,029)	16,996
Tax rate change	21,454	0
Provision for income taxes	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax computed at the federal statutory rate	34.00%	34.00%
State tax, net of federal tax benefit	3.00%	6.00%
Foreign tax	0.00%	0.00%
Permanent Items	3.00%	0.00%
Tax credits	2.00%	3.00%
Valuation allowance increase	43.00%	(43.00%)
Tax rate change	(85.00%)	0.00%
Provision for income taxes	0.00%	0.00%